Discontinued Operations - Schedule of Financial Performance (Details) - Discontinued Operations [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Performance [Line Items]
Revenue		$ 229
Expenses		924
Loss before taxes on income		(695)
Gain from sale of discontinued operations	82
Taxes on income
Profit (loss) from discontinued operations, net of tax	$ 82	$ (695)
Basic profit (loss) per share from discontinued operations (in Dollars per share)	$ 0	$ (0.03)
Diluted profit (loss) per share from discontinued operations (in Dollars per share)	$ 0	$ (0.03)